UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended:     December 31, 2011
                                                               -----------------

Check here if Amendment [  ];            Amendment Number:     -----------------

This Amendment (check only one):     [  ] is a restatement
                                     [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:        Mawer Investment Management Ltd.
Address:     603 Seventh Avenue S. W., Suite 900
             Calgary, Alberta, Canada T2P 2T5

Form 13F File Number:
                     ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Michael Mezei
Title:    President and Chief Compliance Officer
Phone:    403-774-4183

Signature, Place and Date of Signing:

/s/ Michael Mezei            Calgary, Canada          January 27, 2012
------------------           ----------------         ----------------
   [Signature]                [City, State]                [Date]

Report Type (Check only one)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                            ----------
Form 13F Information Table Entry Total:         77
                                            ----------
Form 13F Information Table Value Total:     $1,361,589
                                            ----------
                                            (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                   Mawer Investment Management Ltd.
                                December 31, 2011 US Security holdings
                             Firm Totals for SEC Form 13F Quarterly Filing

                                     Class of                 MV $US              SH/  PUT/              Other    Voting Authority
Name of Issuer                       Security       CUSIP    (1000's)   Quantity  PRN  CALL  Discretion Manager  Sole  Shared  None
-------------------------------      --------      --------- --------  ---------  ---  ----  ---------- -------  ----  ------  ----
ACTUANT CORP                         COMMON        00508X203    6,494    286,210  SH   N/A      SOLE             SOLE
ADMINISTRADORA DE FONDOS
  DE PENSION                         SPON ADR      00709P108      713     10,900  SH   N/A      SOLE             SOLE
AFLAC INC                            COMMON        001055102    6,835    157,995  SH   N/A      SOLE             SOLE
AMETEK INC                           COMMON        031100100   18,235    433,122  SH   N/A      SOLE             SOLE
AMTRUST FINANCIAL SERVICES I         COMMON        032359309   15,160    638,316  SH   N/A      SOLE             SOLE
ASPEN INSURANCE HOLDINGS LTD         COMMON        G05384105   37,602  1,419,254  SH   N/A      SOLE             SOLE
ATRION CORP                          COMMON        049904105    3,867     16,095  SH   N/A      SOLE             SOLE
BANCO BILBAO VIZCAYA ARGENTARIA
  SA ADR                             SPON ADR      05946K101    8,533    995,984  SH   N/A      SOLE             SOLE
BANCO SANTANDER SA                   SPON ADR      05964H105    1,438    191,266  SH   N/A      SOLE             SOLE
BARCLAYS PLC ADR                     SPON ADR      06738E204   12,370  1,125,745  SH   N/A      SOLE             SOLE
BECTON DICKINSON AND CO              COMMON        075887109   25,826    345,710  SH   N/A      SOLE             SOLE
BERKSHIRE HATHAWAY INC               CL B          084670702       19     19,075  SH   N/A      SOLE             SOLE
BHP BILLITON LTD                     SPON ADR      088606108    8,025    113,728  SH   N/A      SOLE             SOLE
BHP BILLITON PLC                     SPON ADR      05545E209   37,393    640,397  SH   N/A      SOLE             SOLE
CANON INC ADR                        SPON ADR      138006309   41,661    946,134  SH   N/A      SOLE             SOLE
CHEVRON CORP                         COMMON        166764100   30,483    286,555  SH   N/A      SOLE             SOLE
CISCO SYSTEMS INC                    COMMON        17275R102   19,331  1,069,367  SH   N/A      SOLE             SOLE
CME GROUP INC                        COMMON        12572Q105    5,999     24,620  SH   N/A      SOLE             SOLE
COPART INC                           COMMON        217204106   21,618    451,524  SH   N/A      SOLE             SOLE
COSTCO WHOLESALE CORP                COMMON        22160K105    4,560     54,729  SH   N/A      SOLE             SOLE
DENTSPLY INTERNATIONAL INC           COMMON        249030107   11,974    342,220  SH   N/A      SOLE             SOLE
DONALDSON INC                        COMMON        257651109   13,409    196,959  SH   N/A      SOLE             SOLE
DOVER CORP                           COMMON        260003108    6,330    109,050  SH   N/A      SOLE             SOLE
DU PONT E.I. DE NEMOURS              COMMON        263534109   10,231    223,475  SH   N/A      SOLE             SOLE
ECOLAB INC                           COMMON        278865100   12,830    222,030  SH   N/A      SOLE             SOLE
EMERSON ELECTRIC CO                  COMMON        291011104   16,371    351,485  SH   N/A      SOLE             SOLE
ERICSSON (LM) TEL CO                 ADR B SEK 10  294821608   18,595  1,835,962  SH   N/A      SOLE             SOLE
EXXON MOBIL CORP                     COMMON        30231G102   30,126    355,497  SH   N/A      SOLE             SOLE
GAZIT-GLOBE LTD.                     SHS           M4793C102   11,976  1,267,640  SH   N/A      SOLE             SOLE
GLAXOSMITHKLINE PLC                  SPON ADR      37733W105   11,534    252,963  SH   N/A      SOLE             SOLE
GOOGLE INC                           CL A          38259P508   22,000     34,067  SH   N/A      SOLE             SOLE
GRACO INC                            COMMON        384109104   19,499    476,997  SH   N/A      SOLE             SOLE
HONDA MOTOR CO LTD                   AMERN SHS     438128308   26,689    873,815  SH   N/A      SOLE             SOLE
HSBC HOLDINGS PLC                    SPON ADR      404280406   32,673    857,691  SH   N/A      SOLE             SOLE
ILLINOIS TOOL WORKS INC              COMMON        452308109   13,123    280,935  SH   N/A      SOLE             SOLE
INTERNATIONAL BUSINESS MACHINES      COMMON        459200101   34,265    186,388  SH   N/A      SOLE             SOLE
ISHARES DOW JONES US FINANCIAL       ISHARES       464287788    6,776    138,150  SH   N/A      SOLE             SOLE
ISHARES MSCI EUROPE FINANCIALS       ISHARES       464289180    9,884    652,435  SH   N/A      SOLE             SOLE
ISHARES S&P GLOBAL ENERGY            ISHARES       464287341    2,924     76,560  SH   N/A      SOLE             SOLE
JOHNSON & JOHNSON                    COMMON        478160104   24,616    375,441  SH   N/A      SOLE             SOLE
JPMORGAN CHASE & CO                  COMMON        46625H100   15,960    480,068  SH   N/A      SOLE             SOLE
KRAFT FOODS INC.                     CL A          50075N104    6,115    163,685  SH   N/A      SOLE             SOLE
LOWES COS INC                        COMMON        548661107   16,844    663,855  SH   N/A      SOLE             SOLE
MARSH & MCLENNAN COS INC             COMMON        571748102   15,854    501,380  SH   N/A      SOLE             SOLE
MARTIN MARIETTA MATERIALS INC.       COMMON        573284106      973     12,900  SH   N/A      SOLE             SOLE
MCGRAW-HILL COMPANIES INC.           COMMON        580645109   16,731    372,040  SH   N/A      SOLE             SOLE
MEDTRONIC INC                        COMMON        585055106    3,177     83,045  SH   N/A      SOLE             SOLE
MICROSOFT CORP                       COMMON        594918104    5,334    205,485  SH   N/A      SOLE             SOLE
NIKE INC                             CL B          654106103   25,612    265,838  SH   N/A      SOLE             SOLE
PATTERSON COS INC                    COMMON        703395103   18,975    642,963  SH   N/A      SOLE             SOLE
PAYCHEX INC                          COMMON        704326107   19,561    649,846  SH   N/A      SOLE             SOLE
PEPSICO INC                          COMMON        713448108   23,447    353,455  SH   N/A      SOLE             SOLE
PETROLEO BRASILEIRO SA ADR           SPON ADR      71654V101   29,083    351,922  SH   N/A      SOLE             SOLE
POSCO ADR                            SPON ADR      693483109   29,997    365,445  SH   N/A      SOLE             SOLE
PROCTER & GAMBLE CO                  COMMON        742718109   16,839    252,412  SH   N/A      SOLE             SOLE
ROYAL DUTCH SHELL PLC                SPON ADR      780259206   66,777    913,710  SH   N/A      SOLE             SOLE
RPM INTERNATIONAL INC.               COMMON        749685103    3,988    162,425  SH   N/A      SOLE             SOLE
SASOL LTD                            SPON ADR      803866300   41,758    881,069  SH   N/A      SOLE             SOLE
SHERWIN-WILLIAMS CO                  COMMON        824348106    8,544     95,710  SH   N/A      SOLE             SOLE
SIEMENS AG                           SPON ADR      826197501   41,574    850,121  SH   N/A      SOLE             SOLE
SMITH & NEPHEW PLC                   SPON ADR      83175M205    9,358    194,497  SH   N/A      SOLE             SOLE
STATE STREET CORP                    COMMON        857477103   22,123    548,935  SH   N/A      SOLE             SOLE
SYSCO CORP                           COMMON        871829107   12,104    412,660  SH   N/A      SOLE             SOLE
T ROWE PRICE GROUP INC               COMMON        74144T108   16,153    283,723  SH   N/A      SOLE             SOLE
TOTAL SA                             SPON ADR      89151E109   50,444    987,119  SH   N/A      SOLE             SOLE
TOWER GROUP INC                      COMMON        891777104    2,550    126,400  SH   N/A      SOLE             SOLE

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

                                     Class of                 MV $US              SH/  PUT/              Other    Voting Authority
Name of Issuer                       Security       CUSIP    (1000's)   Quantity  PRN  CALL  Discretion Manager  Sole  Shared  None
-------------------------------      --------      --------- --------  ---------  ---  ----  ---------- -------  ----  ------  ----
UFP TECHNOLOGIES INC                 COMMON        902673102    2,937    198,874  SH   N/A      SOLE             SOLE
UNILEVER PLC ADR                     SPON ADR      904767704   54,684  1,631,673  SH   N/A      SOLE             SOLE
UNITED TECHNOLOGIES CORP             COMMON        913017109    5,275     72,175  SH   N/A      SOLE             SOLE
VCA ANTECH INC                       COMMON        918194101    4,660    235,970  SH   N/A      SOLE             SOLE
VISA INC                             CL A          92826C839    8,678     85,475  SH   N/A      SOLE             SOLE
VODAFONE GROUP PLC ADR               SPON ADR      92857W209   66,723  2,380,724  SH   N/A      SOLE             SOLE
VULCAN MATERIALS CO                  COMMON        929160109    4,207    106,915  SH   N/A      SOLE             SOLE
WALGREEN CO                          COMMON        931422109   16,115    487,545  SH   N/A      SOLE             SOLE
WELLS FARGO & CO                     COMMON        949746101   13,426    487,174  SH   N/A      SOLE             SOLE
WESTERN UNION CO                     COMMON        959802109    6,935    379,785  SH   N/A      SOLE             SOLE
WRIGHT EXPRESS CORP                  COMMON        98233Q105   16,089    296,395  SH   N/A      SOLE             SOLE

                                                            1,361,589

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